Commitments and contingencies (Details 2) $ in Millions	Dec. 31, 2020 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 5,232
Uncalled capital commitments for investments in funds	87
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	449
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	691
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	325
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	483
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	281
Later than five years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 3,003